Exploration and evaluation of oil and gas reserves (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Recognition of losses in Intangible assets	$ 224	$ 364	$ 37
Agreement commits to investing	160	990
Collateral for crude oil exploration concession agreements, amount	1,250	1,770
Marlim [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	1,239	1,756
Buzios [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	11	$ 14
Tres Marias [Member]
IfrsStatementLineItems [Line Items]
Recognition of losses in Intangible assets			$ 6
BMC 33 [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	968
Sepia Field [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment	$ 46